Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Issuance of Preferred Temporary Equity and Warrants (Details)			1 Months Ended	2 Months Ended		3 Months Ended				9 Months Ended
	Aug. 14, 2024 USD ($) shares	Aug. 06, 2024 USD ($) shares	Jul. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Aug. 08, 2024 USD ($) vote $ / shares shares	Mar. 04, 2024 USD ($) vote $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 27, 2023 $ / shares	Dec. 31, 2022 $ / shares
Class of Warrant or Right [Line Items]
Preferred stock, par value (in dollars per share)															$ 0.0001
Exercise price (in dollars per share)													$ 0.01		11.50
Common Stock
Class of Warrant or Right [Line Items]
Maximum value of common stock issued from exercise of warrants | $													$ 11,250,000
Anniversary Period 2
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													0.50
Anniversary Period 3
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													1
Anniversary Period 4
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													1
Private Placement
Class of Warrant or Right [Line Items]
Issuance of penny warrants in connection with Series A Preferred Temporary Equity | $	$ 5,100,000	$ 20,400,000
Subsequent Event
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)													$ 0.01
Subsequent Event | Common Stock
Class of Warrant or Right [Line Items]
Maximum value of common stock issued from exercise of warrants | $													$ 11,250,000
Subsequent Event | Anniversary Period 2
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													0.50
Subsequent Event | Anniversary Period 3
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													1
Subsequent Event | Anniversary Period 4
Class of Warrant or Right [Line Items]
Percentage of share count cap available for exercise of warrants													1
Redeemable Preferred Stock | Subsequent Event
Class of Warrant or Right [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares													25,000
Redeemable Preferred Stock | Subsequent Event | Private Placement
Class of Warrant or Right [Line Items]
Preferred stock, par value (in dollars per share)													$ 0.0001
Initial stated value | $													$ 1,000
Number of votes per share of preferred stock | vote													1
Minimum percentage of cash dividends declared on third dividend payment date													0.43
Percentage of cash dividends on each subsequent dividend payment date													1
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 1
Class of Warrant or Right [Line Items]
Dividend rate													0.1000
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 2
Class of Warrant or Right [Line Items]
Dividend rate													0.1200
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 3
Class of Warrant or Right [Line Items]
Dividend rate													0.1400
Redeemable Preferred Stock | Subsequent Event | Private Placement | Anniversary Period 4
Class of Warrant or Right [Line Items]
Dividend rate													0.1600
Common Class A
Class of Warrant or Right [Line Items]
Common stock, par value (in dollars per share)							$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Class A | Private Placement
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares) | shares												5,000,000
Common stock, par value (in dollars per share)												$ 0.0001
Common Class A | Subsequent Event
Class of Warrant or Right [Line Items]
Common stock, par value (in dollars per share)													$ 0.0001
Series A Preferred Stock
Class of Warrant or Right [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares													25,000
Increase in dividends payable and accreted discount on Series A Preferred Temporary Equity | $										$ 2,257,000	$ 0
Dividends per share (in dollars per share)							$ 58.32			$ 58.32
Amortization of discount on Series A Preferred temporary equity | $							$ 173,000	$ 341,000	$ 97,000	$ 611,000
Temporary Equity, Accretion of Dividends Payable | $										1,458,000
Series A Preferred Stock | Private Placement
Class of Warrant or Right [Line Items]
Preferred stock, par value (in dollars per share)													$ 0.0001
Initial stated value | $													$ 1,000
Number of votes per share of preferred stock | vote													1
Minimum percentage of cash dividends declared on third dividend payment date													0.43
Percentage of cash dividends on each subsequent dividend payment date													1
Series A Preferred Stock | Private Placement | Anniversary Period 1
Class of Warrant or Right [Line Items]
Dividend rate													0.1000
Series A Preferred Stock | Private Placement | Anniversary Period 2
Class of Warrant or Right [Line Items]
Dividend rate													0.1200
Series A Preferred Stock | Private Placement | Anniversary Period 3
Class of Warrant or Right [Line Items]
Dividend rate													0.1400
Series A Preferred Stock | Private Placement | Anniversary Period 4
Class of Warrant or Right [Line Items]
Dividend rate													0.1600
Series B Preferred Stock
Class of Warrant or Right [Line Items]
Increase in dividends payable and accreted discount on Series A Preferred Temporary Equity | $										$ 451,000	$ 0
Exercise price (in dollars per share)							$ 0.01			$ 0.01
Series B Preferred Stock | Private Placement
Class of Warrant or Right [Line Items]
Number of non-convertible redeemable preferred stock shares available (in shares) | shares												25,510
Preferred stock, par value (in dollars per share)												$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares) | shares		20,408
Initial stated value | $												$ 1,000
Number of votes per share of preferred stock | vote												1
Percentage of cash dividends on each subsequent dividend payment date												1
Conversion price (in dollars per share)												$ 5.00
Number of non-convertible redeemable preferred stock shares available (in shares) | shares	5,102
Warrants unissued (in shares) | shares	1,000,000
Series B Preferred Stock | Private Placement | Forecast
Class of Warrant or Right [Line Items]
Minimum percentage of cash dividends declared on dividend payment date			0.50	1	0.50	0.50
Series B Preferred Stock | Private Placement | Anniversary Period 1
Class of Warrant or Right [Line Items]
Dividend rate												0.1200
Series B Preferred Stock | Private Placement | Anniversary Period 2
Class of Warrant or Right [Line Items]
Dividend rate												0.1600
Series B Preferred Stock | Private Placement | Anniversary Period 3
Class of Warrant or Right [Line Items]
Dividend rate												0.2000
Common Stock | Private Placement
Class of Warrant or Right [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares) | shares												4,000,000